Staff costs and Directors' remuneration (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Staff Costs

Staff costs	2024 $m	2023 a $m	2022 a $m

Wages and salaries	1,890	1,752	1,558

Social security costs	159	143	117

Share-based payment costs (note 27)	67	56	46

Pension and other post-retirement benefits:

Defined benefit plans	7	4	2

Defined contribution plans	62	58	53

	2,185	2,013	1,776

Analysed as:

Costs borne by IHG b	800	747	646

Costs borne by the System Fund or reimbursed	1,385	1,266	1,130

	2,185	2,013	1,776

a.	Re-presented to separate share-based payment costs.
b .	In 2022, included $1m classified as exceptional relating to the costs of ceasing operations in Russia.

Summary of Average Number of Employees

Monthly average number of employees, including part-time employees	2024	2023	2022

Employees whose costs are borne by IHG:

Americas	1,612	1,578	1,548

EMEAA	3,635	3,642	3,638

Greater China	357	352	333

Central	1,783	1,720	1,528

	7,387	7,292	7,047

Employees whose costs are borne by the System Fund or are reimbursed	20,752	20,306	18,833

	28,139	27,598	25,880

Summary of Director's Emoluments	Directors’ remuneration

	2024 $m	2023 $m	2022 $m

Base salaries, fees, annual performance payments and benefits	6.9	6.9	7.9